Prospectus Supplement

September 21, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated
September 21, 2015 to the Morgan Stanley Institutional Fund, Inc.
Prospectuses dated
April 30, 2015

Active International Allocation Portfolio

Advantage Portfolio

Asian Equity Portfolio

Emerging Markets Domestic Debt Portfolio

Emerging Markets External Debt Portfolio

Emerging Markets Leaders Portfolio

Emerging Markets Portfolio

Frontier Emerging Markets Portfolio

Global Advantage Portfolio

Global Discovery Portfolio

Global Franchise Portfolio

Global Infrastructure Portfolio

Global Insight Portfolio

Global Opportunity Portfolio

Global Quality Portfolio

Global Real Estate Portfolio

Growth Portfolio

Insight Portfolio

International Advantage Portfolio

International Equity Portfolio

International Opportunity Portfolio

International Real Estate Portfolio

Multi-Asset Portfolio

Opportunity Portfolio

Small Company Growth Portfolio

U.S. Real Estate Portfolio

(each, a "Portfolio")

The section of each Portfolio's Prospectus entitled "Shareholder Information—Class A Conversion Feature" is hereby deleted and replaced with the following:

Class A and Class C Conversion Features

Class A and Class C shares held in certain fee-based advisory program ("Advisory Program") accounts may be converted to Class I shares if such Advisory Program had previously offered only Class A or Class C shares and now offers only Class I shares. In addition, a shareholder holding Class A or Class C shares through a brokerage account may also convert its Class A or Class C shares to Class I shares if such shareholder transfers its Class A or Class C shares to an account within an Advisory Program that offers only Class I shares. Such conversions will be on the basis of the relative net asset values per share, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for an 18 month or a one-year period, respectively.

Please retain this supplement for future reference.

  MSIGLINSPT-0915